Property and Equipment	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 10:-	PROPERTY AND EQUIPMENT

Composition and movement:

2023

	Motor vehicles	Office furniture and equipment	Computers and peripheral equipment	Leasehold improvements	Total
	USD in thousands
Cost:

Balance as of January 1, 2023	197	235	798	598	1,828
Purchases in the year	-	8	251	38	297
Disposals during the year	(156)	-	-	(97)	(253)
Adjustments arising from translating financial statements from functional currency to presentation currency	(8)	(7)	(19)	(19)	(53)

Balance as of December 31, 2023	33	236	1,030	520	1,819

Accumulated depreciation:

Balance as of January 1, 2023	53	89	296	76	514
Depreciation in the year	21	21	239	60	341
Disposals during the year	(43)	-	-	(18)	(61)
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(2)	(5)	(2)	(10)

Balance as of December 31, 2023	30	108	530	116	784

Depreciated cost as of December 31, 2023	3	128	500	404	1,035

2022

	Motor vehicles	Office furniture and equipment	Computers and peripheral equipment	Leasehold improvements	Total
	USD in thousands
Cost:

Balance as of January 1, 2022	258	291	572	272	1,393
Purchases in the year	1	99	412	373	885
Disposals during the year	(35)	(121)	(105)	-	(261)
Adjustments arising from translating financial statements from functional currency to presentation currency	(27)	(34)	(81)	(47)	(189)

Balance as of December 31, 2022	197	235	798	598	1,828

Accumulated depreciation:

Balance as of January 1, 2022	19	20	180	28	247
Depreciation in the year	38	74	143	54	309
Adjustments arising from translating financial statements from functional currency to presentation currency	(4)	(5)	(27)	(6)	(42)

Balance as of December 31, 2022	53	89	296	76	514

Depreciated cost as of December 31, 2022	144	146	502	522	1,314